Deutsche Bank's Transformation - Impairment of goodwill and other intangible assets - Discount Rates (Detail)	Jun. 30, 2019	Dec. 31, 2018
Global Transaction Banking & Corporate Finance [Member]
Primary Cash-Generating Units [Line Items]
Discount rate (post-tax)	8.60%	8.80%
Wealth Management [Member]
Primary Cash-Generating Units [Line Items]
Discount rate (post-tax)	8.40%	9.00%